Going Concern	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Going Concern [Abstract]
Going Concern

3. Going Concern

The Company has incurred negative operating cash flows during the three months ended March 31, 2014 and has an accumulated deficit at March 31, 2014 and has relied on the Company's registered capital and issuance of convertible notes to fund operations. These conditions raise substantial doubt about the Company's ability to continue as a going concern.

The financial statements have been prepared assuming that the Company will continue as a going concern and, accordingly, do not include any adjustments that might result from the outcome of this uncertainty. As of March 31, 2014, the Company had limited cash resources and management plans to continue its efforts to raise additional funds through debt or equity offerings which will be used to fund operations.

3. Going Concern

The Company has incurred significant continuing losses during the years ended December 31, 2013 and 2012, and has accumulated deficits at December 31, 2013 and 2012. The Company has relied on its registered capital and issuance of convertible notes to fund operations. These conditions raise substantial doubt about the Company's ability to continue as a going concern.

The financial statements have been prepared assuming that the Company will continue as a going concern and, accordingly, do not include any adjustments that might result from the outcome of this uncertainty. As of December 31, 2013 and 2012, the Company had limited cash resources and management plans to continue its efforts to raise additional funds through debt or equity offerings which will be used to fund operations.